Note 10 - Income Tax - Schedule of Operating Loss and Tax Credit Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Carried Forward	$ 1,365	$ 6,245
Net Operating Loss	13,300	$ 20,900
The Argentine Tax Authority (AFIP) [Member]
Carried Forward	7,864
Net Operating Loss	0
Tax and Customs Administration, Netherlands [Member]
Carried Forward	2,856
Net Operating Loss	0
State Administration of Taxation, China [Member]
Carried Forward	2,258
Net Operating Loss	0
Internal Revenue Service (IRS) [Member]
Carried Forward	280
Net Operating Loss	0
General Taxation Directorate in Uruguay [Member]
Carried Forward	19
Net Operating Loss	$ 0